PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity analysis for actuarial assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 3,467,219	R$ 4,102,059
Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Defined benefit liability, discounted to present value at current rate	R$ 3,467,219
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,301,334
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 3,649,003
Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefit liability, discounted to present value at current rate	R$ 3,467,219
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,672,908
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	3,298,800
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,066,175	2,238,700
Post-retirement pension plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,066,175
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,988,887
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,149,286
Post-retirement pension plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,066,175
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,066,175
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,066,175
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,401,044	R$ 1,863,359
Post-retirement health plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,401,044
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,312,447
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,499,717
Post-retirement health plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,401,044
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,606,733
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 1,232,625